RELATED PARTY TRANSACTIONS (Details) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Borneo Eco Food Sdn Bhd (#1) [Member]
Sale of property			$ 0	$ 4,071
Warisan Khidmat Sdn Bhd [Member]
Professional services			0	17,905
BOC (#2)
Interest expense payable	$ 0	$ 1,738	1,738	13,536
Settlement of debts			675,888	0
SB Resorts Sdn Bhd [Member]
Rental expanses paid			3,431	1,918
Sale of property			0	25,441
Mr. Jack Wong [Member]
Rental income	$ 0	$ 13,846	30,000	60,000
Sale of property			$ 857,500	$ 0